Other capital reserve - Summary of 2016 Stock Option and Incentive Plan (Details) - 2016 Plan	12 Months Ended
Mar. 31, 2018 Options shares
Ordinary shares
Share based payments
Shares reserved for issuance | shares	6,439,760
Percentage of annual increase in shares reserved for issuance	3.00%
Options
Share based payments
Granted during the year	337,749
Options outstanding	337,749
Options | Vesting Schedule 1
Share based payments
Options outstanding	197,749
Vesting period	2 years
Options | Vested on March 1, 2018
Share based payments
Percentage of shares to vest	4.167%
Options | Vesting Schedule 2
Share based payments
Options outstanding	140,000
Vesting period	4 years
Options | Vested on February 1, 2018
Share based payments
Percentage of shares to vest	6.25%